UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1528

Bruce Fund, Inc.
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204
(Address of principal executive offices) (Zip code)

Terry Gallagher.

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	6/30

Date of reporting period:	9/30/2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

COMMON STOCKS - (29.29%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (4.86%)
96,500	*	AMERCO	$ 3,852,218	$ 7,155,475
422,200	*	Amerigon, Inc.	2,209,885	3,630,920
100,000	*	Rural Metro Corp.	140,117	873,000
143,665	*	TIMCO Aviation Services, Inc.	790,496	558,857
22,600		Titan International, Inc.	303,604	408,608
3,537	*	UAL Corp.	138,650	93,978
			7,434,970	12,720,838

	Business Services (1.72%)
200,000	*	Darling International, Inc.	823,083	838,000
64,180	*	Goldleaf Financial Solutions	596,811	451,827
210,000	*	Internet Capital Group, Inc.	1,518,587	1,984,500
358,200	*	OpenTV Corp. - Class A	1,016,594	1,020,870
706,000	*	Sequiam Corp.	308,091	194,150
			4,263,166	4,489,347

	Chemicals (0.33%)
110,000	*	Terra Industries, Inc.	786,500	848,100

	Consumer Products (1.18%)
395,400	*	American Italian Pasta Co. - Class A	1,602,157	3,076,212

	Electronics Manufacturing (0.50%)
499,800	*	Digital Angel Corp.	1,865,101	1,299,480

	Energy/Energy Services (5.22%)
275,080	*	Arena Resources, Inc.	2,404,563	8,835,570
55,000	*	ATP Oil & Gas Corp.	2,075,955	2,031,700
107,724	*	Double Eagle Petroleum Co.	2,133,488	2,035,984
30,000	*	Team, Inc.	492,572	751,800
			7,106,578	13,655,054

	Health Services (3.59%)
292,100	*	America Service Group, Inc.	3,916,829	3,800,221
100,000	*	CV Therapeutics, Inc.	2,688,088	1,114,000
293,815	*	EDAP TMS S.A. (ADR)	2,973,235	2,274,128
182,300	*	Health Grades, Inc.	156,028	798,474
2,238,621	*	Nexmed, Inc.	2,778,401	1,410,331
			12,512,581	9,397,154

	Manufacturing (2.38%)
1,390,500	*	AirBoss of America Corp. (Canadian)	4,309,243	6,219,289

	Mineral Exploration (2.18%)
2,365,600	*	Admiral Bay Resources, Inc.	2,238,157	1,703,232
60,000	*	Edge Petroleum Corp.	1,358,896	988,200
196,160	*	Kinross Gold Corp.	1,178,917	2,455,923
150,270	*	Solitario Resources Corp. (Canadian)	168,815	548,486
			4,944,785	5,695,841

	Pharmaceutical/Drug Delivery (3.40%)
198,200	*	Elan Corporation, plc (ADR)	1,872,507	3,048,316
120,000	*	Epix Pharmaceuticals, Inc.	1,032,764	496,800
20,000		Merck & Co., Inc.	609,482	838,000
60,000		Pfizer, Inc.	1,523,680	1,701,600
370,025	*	QLT, Inc.	4,535,031	2,812,190
			9,573,464	8,896,906

See accompany notes which are an integral part of the financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

COMMON STOCKS - (29.29%)
No. of Shares		Issue	Cost	Market Value
Property-Casualty Insurance (1.93%)
369,492	*	Gainsco, Inc.	$ 1,369,437	$ 2,771,190
45,000		RLI Corp.	1,969,545	2,285,550
			3,338,982	5,056,740

Telecommunications (2.00%)
632,679		Ibasis, Inc.	3,338,006	5,238,582

		Total Common Stocks	61,075,533	76,593,543

CONVERTIBLE PREFERRED STOCK (0.19%)
Power Producers (0.19%)
10,000		AES Trust III 6.75%	331,030	491,250
		Total Convertible Preferred Stocks	331,030	491,250

BONDS (34.00%)
Principal		Issue
U.S. Government (5.78%)
$ 24,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	7,727,254	8,433,216
20,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	6,812,623	6,699,500
			14,539,877	15,132,716

Municipal (0.03%)
1,000,000	*	Indianapolis Airport Authority 6.50% due 11-15-2031	179,108	72,500

Corporate (2.08%)
2,000,000	**	Calpine Canada Energy Finance ULC 8.50% due 5-01-2008	1,367,117	1,330,000
2,700,000	**	Calpine Corp. 8.50% due 2-15-2011	1,786,125	1,350,000
2,300,000		Charter Communications LLC 9.92% due 4-1-2011	1,826,750	1,794,000
1,029,000		Danka Business Systems Plc. 10.00% due 4-1-2008	992,721	962,115
		Total Corporate Bonds	5,972,713	5,436,115

Corporate Convertibles (26.11%)
5,000,000		Antigenics Inc. 5.25% due 2-1-2025	2,768,940	3,168,750
4,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	4,793,837	4,735,000
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,611,280	1,552,500
200,000	***	Calpine Corp. 4.75% due 11-15-2023	162,000	97,000
2,000,000		Cell Genesys, Inc. 3.125% due 11-1-2011	1,575,900	1,610,000
1,400,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	1,067,026	1,127,000
1,000,000	****	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	982,500
4,000,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	2,480,486	2,455,000
3,000,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	2,079,708	2,115,000
3,000,000		Ciphergen Biosystems, Inc. 4.50% due 9-1-2008	2,292,226	2,235,000
2,000,000		Covad Communications Group, Inc. 3.00% due 3-15-2024	1,433,062	1,760,000
1,500,000	**	Cray Research 6.125% due 2-1-2011	1,030,250	247,500
5,800,000		Curagen Corp. 4.00% due 2-15-2011	4,480,638	4,473,250
2,000,000		CV Therapeutics, Inc. 3.25% due 8-16-2013	1,975,857	1,620,000
1,000,000		CV Therapeutics , Inc. 2.75% due 5-16-2012	890,596	925,000
4,000,000		deCODE genetics, Inc. 3.50% due 4-15-2011	3,129,883	3,095,000
1,200,000		Durect Corp. 6.25% due 6-15-2008	932,375	1,632,000
500,000		Elan Capital Corp. 6.50% due 11-10-2008	387,500	1,068,150
5,500,000		Epix Medical Inc. 3.00% due 6-15-2024	3,974,777	3,547,500
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,599,781	2,405,813
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2008	1,738,437	2,355,000
4,000,000		Isis Pharmaceuticals Inc. 5.50% due 5-1-2009	3,412,140	3,735,000
2,500,000	**	Kellstrom Industries Inc. 5.50% due 6-15-2003	143,750	50,000
1,000,000	**	Kellstrom Industries Inc. 5.75% due 10-15-2002	53,750	20,000
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	786,750	1,325,625
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,519,790	2,598,750
1,500,000		NPS Pharmaceuticals, Inc. 3.00% 6-15-2008	1,279,067	1,290,000
6,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	5,222,098	4,526,111
313,000		PMA Capital Corp. 6.50% due 9-30-2022	264,172	354,473
4,509,000		Spacehab Inc. 5.50% due 10-15-2010	3,979,594	3,669,199
940,000		Spacehab Inc. 8.00% due 10-15-2007	868,444	858,925
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,408,505	4,834,562
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,452,500	1,812,500
		Total Corporate Convertibles	66,795,119	68,282,108

		Total Bonds	87,486,817	88,923,439
See accompany notes which are an integral part of the financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2006
(Unaudited)

Money Market (34.82%)
No. of Shares		Issue		Cost	Market Value
91,066,855	*****	Fidelity Prime Fund Capital Resources, 4.46%		$ 91,066,855	$ 91,066,855
			Total Money Market	91,066,855	91,066,855

			Total Investments (98.30%)	$ 239,960,235	$ 257,075,087

			Cash, other assets less liabilities (1.70%)		4,439,161

			TOTAL NET ASSETS (100.00%)		$ 261,514,248
*	Non-cash income producing security.
**	In default.
***	Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.
****	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
*****	Variable rate securities; the money market rate shown represents the rate at September 30, 2006.

Tax Related
Gross unrealized appreciation	$ 29,264,450
Gross unrealized depreciation	(12,149,598)
Net unrealized appreciation	$ 17,114,852

Aggregate cost of securities for income tax purposes	$ 239,960,235

See accompany notes which are an integral part of the financial statements.

Bruce Fund, Inc.

Related Notes to the Schedule of Investments
September 30, 2006 (Unaudited)

Security Valuation: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Fund.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are alued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Board of Directors. The current approved fair value pricing includes using a combination of the last sales price, last bid and asked price, a third party bid and asked price, and/or an indicated opening range to determine a good faith estimate for the security. Odd lot differentials and brokerage commissions will be excluded in calculating values. Fair value pricing will be used if an exchange temporarily halts trading in a security, or if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations. The effect of using fair value pricing is that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of November 3, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)      There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Bruce Fund, Inc.

By
/s/ Robert B. Bruce
Robert B. Bruce, President

Date	11/10/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ Robert B. Bruce
Robert B. Bruce, President

Date	11/10/2006

By	/s/ R. Jeffery Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	11/10/2006